Loans Modified as TDRs by Class and Related Recorded Investment (Detail) (USD $)	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Financing Receivable, Modifications [Line Items]
Number of Loans	30	32
Recorded Investment	$ 21,757,492	$ 21,302,425
Unsecured
Financing Receivable, Modifications [Line Items]
Number of Loans		1
Recorded Investment		13,604
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans	9	5
Recorded Investment	7,865,546	4,949,688
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Loans	20	22
Recorded Investment	13,881,050	16,320,317
Business Assets
Financing Receivable, Modifications [Line Items]
Number of Loans	1	2
Recorded Investment	10,896	12,799
Vehicles
Financing Receivable, Modifications [Line Items]
Number of Loans		2
Recorded Investment		$ 6,017